Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	737,030	1,077,771	166,379
Allowance for doubtful accounts	(335)	(2,315)	(357)

Total	736,695	1,075,456	166,022

As of December 31, 2014 and 2015, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Beginning balance	1,253	335	52
Additions charged to bad debt expense	348	2,621	404
Reversal	(306)	(442)	(68)
Write off	(960)	(199)	(31)

Ending balance	335	2,315	357

The Group recognized additions to allowance for doubtful accounts amounting to RMB251, RMB42 and RMB2,179 (US$336) within general and administrative expenses, for the years ended December 31, 2013, 2014 and 2015, respectively.